Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Investments
Schedule of long-term investments

The following is a summary of long-term investments (in thousands):

	December 31,	December 31,
	2018	2019
	RMB	RMB
Investments in equity method investees	736,551	1,137,774
Equity investments with readily determinable fair values	612,465	3,551,545
Equity investments without readily determinable fair values	3,896,092	4,604,549
	5,245,108	9,293,868